JPMORGAN TRUST I

J.P. Morgan Income Funds
JPMorgan Emerging Markets Debt Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
Prospectus dated July 1, 2010
(Class R2 & Class R5 Shares)

J.P. Morgan International Equity Funds
JPMorgan International Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid International Fund
Prospectus dated February 28, 2010
(Class R2 & Class R5 Shares)

J.P. Morgan Income Funds
JPMorgan Inflation Managed Bond Fund
Prospectus dated March 12, 2010
(Class R2 & Class R5 Shares)

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
Prospectus dated July 1, 2010
(Class R2 & Class R5 Shares)

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 28, 2010
(Class R2 & Class R5 Funds)

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2010
(Class R2 & Class R5 Shares)

Supplement dated November 1, 2010
to the Prospectuses as dated above, and as supplemented

Effective November 1, 2010, the two paragraphs under “Purchasing Fund Shares — Who can buy shares?” in the “How to Do Business with the Fund(s)” section of the applicable prospectus will be replaced in their entirety with the following paragraphs:

Class R2 and Class R5 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and nonqualified deferred compensation plans. In addition, Class R5 Shares may be purchased by 529 college savings plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R5 Shares may also be purchased by current or future JPMorgan SmartRetirement Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R2 and Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and, with respect to Class R2 Shares, 529 college savings plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-R2R5-1010